Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt

(5) Long-Term Debt

In May 2011, the Company executed the Term Loan with Silicon Valley Bank and Oxford Finance, which provided for up to $8.0 million funding, to be made available in two tranches. The Company borrowed the first $1.5 million in May 2011 and the second tranche for the remaining $6.5 million in December 2011. The Term Loan bears interest at 10% per annum and provides for a final payment of 2.75% of the original principal due at the maturity date of November 1, 2014. Under the terms of the Term Loan, the Company was only required to pay interest (and not principal) on the first tranche and the second tranche through February 28, 2012. Each tranche will be repaid in 33 monthly payments of equal principal, plus accrued interest, after the interest only period which ended February 28, 2012. The final payment of 2.75% will be due at the same time as the last loan payment. The Term Loan matures on November 1, 2014. In connection with the entry into the Loan and Security Agreement, the Company issued to the lenders 10-year warrants to purchase an aggregate of 1,555,815 shares of Series C Preferred Stock at a price of $0.2571 per share.

In December 2012, the Company amended the Term Loan to provide for up to an additional $9.2 million in funding, to be made available in two tranches (“2012 Term Loan”). The Company borrowed the first $6.2 million under the 2012 Term Loan in December 2012 (“2012 Term A Loan”) and borrowed the remaining $3.0 million in February 2013 (“2012 Term B Loan”). Both the 2012 Term Loan A and the 2012 Term B Loan bear interest at 9% per annum.

The Company is only required to pay interest (and not principal) for the first six months of each tranche of the 2012 Term Loan. Each tranche of the 2012 Term Loan is to be repaid in 33 equal monthly payments of principal, plus accrued interest, after the interest only period. An additional payment of 2.90% of the original principal amount of each tranche will be due at the same time as the last loan payment for the tranche. The 2012 Term A Loan matures on March 1, 2016. In connection with the funding of the 2012 Term A Loan, the Company issued to the lenders 10-year warrants to purchase an aggregate of 964,605 shares of Series C Preferred Stock with an exercise price of $0.2571 per share. The 2012 Term B Loan matures on May 1, 2016. In connection with the funding of the 2012 Term B Loan, in February 2013, the warrant the Company issued to Silicon Valley Bank automatically became exercisable for an additional 233,372 shares of Series C Preferred Stock. In addition, the Company issued to Oxford Finance a 10-year warrant to purchase an additional 233,372 shares of Series C Preferred Stock with an exercise price of $0.2571 per share. The Company initially valued the warrants issued in 2013 at $115,000 using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 1.89%, dividend yield of zero, expected volatility rate of 59% and an expected life of ten years. The Company is expensing this value of the warrant as additional interest over the term of the loan. The warrant was classified as a liability in accordance with Accounting Standards Codification (“ASC”) 480 and was subject to remeasurement at each balance sheet date and changes to the fair value were recognized as a component of other income (expense) in the statement of operations and comprehensive loss.

Upon completion of the IPO, the warrants related to the Term Loan became exercisable for 53,648 shares of the Company’s common stock at an exercise price of $7.46 per share, the warrants related to the 2012 Term A Loan became exercisable for 33,262 shares of the Company’s common stock at an exercise price of $7.46 per share and the warrants related to the 2012 Term B Loan became exercisable for 16,094 shares of the Company’s common stock at an exercise price of $7.46 per share. On the date of the conversion of the warrants, the Company revalued the outstanding warrants using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 0.67% to 1.84%, dividend yield of zero, expected volatility rate of 59%, expected term of 5 to 10 years and stock price of $7.00. The fair value of the warrants at March 25, 2013 was $462,000. The Company recorded other income of $263,000 in the statement of operations and comprehensive loss during the three and six months ended June 30, 2013 equal to the change in fair value of the warrants from December 31, 2012 to March 25, 2013. The Company reclassified the fair value of the warrants at March 25, 2013, of $462,000, to additional paid-in capital.

The Term Loan and the 2012 Term Loan are collateralized by a blanket lien on all corporate assets, excluding intellectual property, and by a negative pledge of the Company’s intellectual property. The Term Loan and the 2012 Term Loan contain customary default provisions that include material adverse events, as defined therein. The Company has determined that the risk of subjective acceleration under the material adverse events clause is remote and therefore has classified the outstanding principal in current and long-term liabilities based on scheduled principal payments.

Future principal payments on the Term Loan and the 2012 Term Loan are as follows (amounts in thousands):

Years Ending December 31:
2013 (6 months remaining)	$2,823
2014	6,126
2015	3,513
2016	1,132

Total term loan principal payments	13,594
Current term loan payable	5,949
Less debt discount and issuance costs	(267)

Current term loan payable (net)	5,682
Term loan payable, less current portion	7,645
Less debt discount and issuance costs	(167)

Term loan payable, net	$7,478

Note 6. Long-Term Debt

In October 2007, the Company entered into a Loan and Security Agreement with a bank, which provided for up to $1.6 million in debt financing to finance equipment purchases made by the Company (the Equipment Term Loan). The Equipment Term Loan had a 36 month term, an interest rate of prime + 1.00% and was collateralized by the underlying equipment. In connection with the Equipment Term Loan, the Company issued a 10-year warrant to purchase 32,000 shares of Series A-1 Preferred Stock at a purchase price of $1.00 per share. The Equipment Term Loan was paid in full in January 2011.

In May 2011, the Company executed a Loan and Security Agreement (Term Loan) with two financial institutions, Silicon Valley Bank and Oxford Finance, which provided for up to $8.0 million funding, to be made available in two tranches. The Company borrowed the first $1.5 million in May 2011 and the second tranche for the remaining $6.5 million in December 2011. The Term Loan bears interest at 10% per annum and provides for a final payment of 2.75% of the original principal due at the maturity date of November 1, 2014. Under the terms of the Term Loan, the Company was only required to pay interest (and not principal) on the first tranche and the second tranche through February 28, 2012. Each tranche will be repaid in 33 monthly payments of equal principal, plus accrued interest, after the interest only period which ended February 28, 2012. The final payment of 2.75% will be due at the same time as the last loan payment. The Term Loan matures on November 1, 2014. In connection with the entry into the Loan and Security Agreement, the Company issued to the lenders 10-year warrants to purchase an aggregate of 1,555,815 shares of Series C Preferred Stock at a price of $0.2571 per share.

The Company recorded the fair value of the warrants in the aggregate amount of $302,000 as a discount to the Term Loan. This amount is being accreted as additional interest expense over the term of the Term Loan.

On December 20, 2012, the Company amended the Term Loan to provide for up to an additional $9.2 million in funding, to be made available in two tranches (2012 Term Loan). The Company borrowed the first $6.2 million under the 2012 Term Loan on December 20, 2012 (2012 Term A Loan). The second tranche of $3.0 million was borrowed by the Company on February 28, 2013 (2012 Term B Loan). The 2012 Term A Loan and the 2012 Term B loan bear interest at 9% per annum.

The Company is only required to pay interest (and not principal) for the first six months of each tranche of the 2012 Term Loan. Each tranche of the 2012 Term Loan is to be repaid in 33 equal monthly payments of principal, plus accrued interest, after the interest only period. An additional payment of 2.90% of the original principal amount of each tranche will be due at the same time as the last loan payment for the tranche. The 2012 Term A Loan matures on March 1, 2016. In connection with the funding of the 2012 Term A Loan, the Company issued to the lenders 10-year warrants to purchase an aggregate of 964,605 shares of Series C Preferred Stock with an exercise price of $0.2571 per share. The 2012 Term B Loan matures on May 1, 2016. In connection with the funding of the 2012 Term B Loan, the warrant the Company issued to Silicon Valley Bank automatically became exercisable for an additional 233,372 shares of Series C Preferred Stock. In addition, the Company issued to Oxford Finance a 10-year warrant to purchase an additional 233,372 shares of Series C Preferred Stock with an exercise price of $0.2571 per share.

The Term Loan and the 2012 Term Loan are collateralized by a blanket lien on all corporate assets, excluding intellectual property, and by a negative pledge of our intellectual property. The Term Loan and the 2012 Term Loan contain customary default provisions that include material adverse events, as defined therein. The Company has determined that the risk of subjective acceleration under the material adverse events clause is remote and therefore has classified the outstanding principal in current and long-term liabilities based on scheduled principal payments.

Future principal payments on the Term Loan and the 2012 Term Loan are as follows:

December 31, 2012
2013	$3,906
2014	5,089
2015	2,379
2016	629

Total term loan payments	12,003
Current term loan payable	3,906
Less debt discount and issuance costs	(265)

Current term loan payable (net)	3,641
Term loan payable, less current portion	8,097
Less debt discount and issuance costs	(216)

Term loan payable, net	$7,881